Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,071,256.77
Previously Paid Amount	0.00
Total Fee Amount	2,442.20
Total Offset Amount	0.00
Net Fee	$ 2,442.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A